SEGMENTED INFORMATION - Statement of Earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenues	$ 1,241.7	$ 1,065.3
Cost of sales	734.7	720.6
Depreciation expense	256.7	275.1
General and administrative	46.8	42.0
Exploration	27.9	34.5
Impairment (Reversal)	(45.8)	287.8
Other expenses	76.0	43.4
Earnings (loss) from operations	145.4	(338.1)
Net capital expenditures	292.7	251.4
Gold mines
Disclosure of operating segments [line items]
Revenues	1,241.7	1,065.3
Cost of sales	734.7	720.6
Depreciation expense	255.0	267.7
General and administrative	0.0	0.0
Exploration	3.4	3.7
Impairment (Reversal)	(45.8)	285.5
Other expenses	72.5	33.2
Earnings (loss) from operations	221.9	(245.4)
Net capital expenditures	202.7	216.4
Gold mines | Burkina Faso
Disclosure of operating segments [line items]
Revenues	715.0	579.2
Cost of sales	408.0	365.4
Depreciation expense	166.7	149.0
General and administrative	0.0	0.0
Exploration	0.0	0.0
Impairment (Reversal)	(45.8)	(109.5)
Other expenses	14.8	1.5
Earnings (loss) from operations	171.3	172.8
Net capital expenditures	113.7	101.0
Gold mines | Suriname
Disclosure of operating segments [line items]
Revenues	380.5	352.5
Cost of sales	231.1	255.8
Depreciation expense	70.8	70.6
General and administrative	0.0	0.0
Exploration	3.4	3.7
Impairment (Reversal)	0.0	0.0
Other expenses	28.7	3.9
Earnings (loss) from operations	46.5	18.5
Net capital expenditures	67.8	83.7
Gold mines | Canada
Disclosure of operating segments [line items]
Revenues	146.2	133.6
Cost of sales	95.6	99.4
Depreciation expense	17.5	48.1
General and administrative	0.0	0.0
Exploration	0.0	0.0
Impairment (Reversal)	0.0	395.0
Other expenses	29.0	27.8
Earnings (loss) from operations	4.1	(436.7)
Net capital expenditures	21.2	31.7
Côté Gold Project
Disclosure of operating segments [line items]
Revenues	0.0	0.0
Cost of sales	0.0	0.0
Depreciation expense	0.0	0.0
General and administrative	0.0	0.0
Exploration	2.7	2.2
Impairment (Reversal)	0.0	0.0
Other expenses	0.0	0.0
Earnings (loss) from operations	(2.7)	(2.2)
Net capital expenditures	73.1	31.3
Exploration and evaluation and development
Disclosure of operating segments [line items]
Revenues	0.0	0.0
Cost of sales	0.0	0.0
Depreciation expense	0.0	0.0
General and administrative	0.0	0.0
Exploration	21.8	28.6
Impairment (Reversal)	0.0	0.0
Other expenses	0.7	0.3
Earnings (loss) from operations	(22.5)	(28.9)
Net capital expenditures	16.1	0.0
Corporate
Disclosure of operating segments [line items]
Revenues	0.0	0.0
Cost of sales	0.0	0.0
Depreciation expense	1.7	7.4
General and administrative	46.8	42.0
Exploration	0.0	0.0
Impairment (Reversal)	0.0	2.3
Other expenses	2.8	9.9
Earnings (loss) from operations	(51.3)	(61.6)
Net capital expenditures	$ 0.8	$ 3.7